UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.9%
ASSET-BACKED SECURITIES — 5.4%
Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.380	%(a)	01/15/28	25,000	$24,934,617
ALM Loan Funding (Cayman Islands), Series 2013-8A, Class A1R, 144A^	2.343	%(a)	10/15/28	20,000	20,000,000
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.957	%(a)	10/12/23	40,000	39,930,516
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	2.093	%(a)	07/28/25	25,000	25,046,675
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.799	%(a)	07/16/25	40,000	39,781,476
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	%(a)	10/15/28	10,000	9,989,000
Benefit Street Partners CLO IV Ltd. (Cayman Islands), Series 2014-IVA, Class A1A, 144A	2.186	%(a)	07/20/26	5,000	4,997,337
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.209	%(a)	07/18/27	11,500	11,507,224
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.196	%(a)	07/20/27	45,000	44,890,209
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A (original cost $2,995,500; purchased 07/14/15)(b)(c)	2.160	%(a)	04/15/26	3,000	3,009,793
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A (original cost $7,314,144; purchased 07/13/15)(b)(c)	2.135	%(a)	07/25/26	7,320	7,319,837
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	2.030	%(a)	10/15/23	25,000	24,978,260
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A	2.340	%(a)	04/20/28	20,000	20,034,160
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.190	%(a)	10/15/26	5,000	4,973,148
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.140	%(a)	07/15/27	26,000	25,904,011
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	2.222	%(a)	07/22/27	25,000	24,995,365
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196	%(a)	07/20/27	35,000	35,039,116
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A^	2.374	%(a)	12/20/28	20,000	19,985,000
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.267	%(a)	05/15/26	24,780	24,768,755
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	2.216	%(a)	07/20/27	40,000	40,018,008
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.199	%(a)	04/18/26	5,000	5,002,814
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(a)	07/20/27	45,000	45,026,419
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434	%(a)	10/25/28	10,000	10,003,970
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A^	2.507	%(a)	10/20/28	20,000	20,000,000
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.188	%(a)	11/07/25	25,000	24,926,025

TOTAL ASSET-BACKED SECURITIES (cost $556,039,419)					557,061,735

BANK LOAN — 0.2%
Technology
Dell International LLC (cost $19,400,000)	2.854	%(a)	12/31/18	20,000	19,864,280

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.740	%(a)	04/10/49	13,162	13,252,255
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	13,384,205
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A2	1.846%		08/10/49	15,097	15,126,752
COMM Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,212,203
COMM Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,895,549
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,844,091
COMM Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	29,080,166
COMM Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,969,830
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,242,121
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	20,189,799
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	21,213,166
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,584,096
GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,709,853
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,878,620
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	19,754	20,462,525
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,162,726
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A3	2.682%		12/15/47	22,445	23,029,275
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,524,010
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	10,979	11,282,532
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	20,000	21,202,052
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A3	2.523%		08/15/49	16,726	16,950,416
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	612	612,798
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%		08/10/49	90	94,972
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,737,915
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	294	294,284
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	2,639	2,636,161
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	17,342	17,760,849
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,681,608
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	17,307,959

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A3	3.058%	05/15/48	5,791	6,037,771

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $406,623,394)				411,360,559

CORPORATE BONDS — 89.3%
Aerospace/Defense — 0.3%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750%	10/11/21	5,936	6,600,790
Harris Corp., Sr. Unsec’d. Notes	1.999%	04/27/18	3,445	3,464,588
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	8,270	8,424,566
Harris Corp., Sr. Unsec’d. Notes	4.250%	10/01/16	5,000	5,000,000
L-3 Communications Corp., Gtd. Notes	1.500%	05/28/17	2,705	2,707,040
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	5,055	5,082,550

				31,279,534

Agriculture — 1.0%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	9,353	11,362,212
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,296,317
Reynolds American, Inc., Gtd. Notes	2.300%	08/21/17	11,600	11,698,994
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	31,845	32,308,058
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	4,905	5,160,398
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	13,185	15,439,899

				102,265,878

Airlines — 1.1%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,339	2,485,021
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	32,786	35,654,828
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%	09/15/17	701	712,575
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates^	6.820%	05/01/18	1,875	1,940,557
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	02/02/19	1,980	2,099,534
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%	06/15/21	108	115,512
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	14,127	15,928,497
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	11/10/19	10,420	11,905,145
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	2,550	2,734,750
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	4,483	5,301,049
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	2,691	2,858,820
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	05/23/19	11,573	12,180,447
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	1,230	1,316,078
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	7,780	8,402,168
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	7,235	7,424,962

				111,059,943

Apparel — 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%		11/01/17	5,915	6,203,983

Auto Manufacturers — 4.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%		09/15/21	27,495	27,416,584
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	6,802	6,841,887
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	10,125	10,276,774
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%		08/01/18	15,000	15,225,600
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%		01/11/17	8,270	8,312,342
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%		01/09/18	11,610	11,670,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	14,300	14,416,087
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		03/12/19	19,450	19,685,676
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	2.459%		03/27/20	18,730	18,904,732
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%		10/05/18	6,570	6,666,362
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%		01/15/21	20,000	20,532,420
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21	14,025	14,429,425
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	14,520	14,659,290
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	45,956	48,237,899
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	2,000	2,087,256
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	2.943%		01/08/19	19,740	20,217,590
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	39,500	40,718,615
General Motors Financial Co., Inc., Gtd. Notes	3.100%		01/15/19	11,500	11,722,272
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	14,815	15,095,937
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/13/20	7,980	8,171,105
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	6,975	7,098,304
General Motors Financial Co., Inc., Gtd. Notes	3.700%		11/24/20	14,000	14,568,848
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	10,025	10,196,006
General Motors Financial Co., Inc., Gtd. Notes	4.200%		03/01/21	20,950	22,046,984
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17	16,500	16,946,259
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.400%		09/15/19	18,145	18,491,352
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	12,210	12,286,606
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	2.375%		03/22/17	10,050	10,090,079

					447,012,791

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC (United Kingdom), Gtd. Notes	3.150%		11/19/20	16,465	17,048,388
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(d)	4.000%		04/29/20	7,000	7,402,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	12,670	13,435,014

					37,885,902

Banks — 22.7%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	10,601	10,813,020
Bank of America Corp., Jr. Sub. Notes, Series M	8.125	%(a)	12/29/49	10,000	10,256,250
Bank of America Corp., Jr. Sub. Notes, Series V(d)	5.125	%(a)	12/29/49	15,000	14,737,500
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	5,000	5,816,105
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	32,333,349
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	49,282,838
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(d)	2.625%		04/19/21	50,185	50,983,494
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.000%		01/11/18	25,235	25,351,182
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20	5,845	5,885,243

Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	47,055	47,973,372
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.650%		04/01/19	12,435	12,706,842
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	5,000	5,303,835
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%		04/25/18	30,840	33,271,981
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%		05/03/21	24,550	24,716,326
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,452,338
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	13,315	13,413,171
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%		08/10/21	15,500	15,581,499
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	24,000	24,392,832
BPCE SA (France), Gtd. Notes, MTN	2.500%		07/15/19	10,000	10,206,600
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450%		04/24/19	12,075	12,338,102
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,088,514
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	33,755,494
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	48,890	48,871,471
Capital One NA, Sr. Unsec’d. Notes	2.400%		09/05/19	12,135	12,326,915
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/29/49	19,535	19,889,951
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/29/49	6,810	7,082,400
Citigroup, Inc., Sr. Unsec’d. Notes	1.700%		04/27/18	20,000	20,021,680
Citigroup, Inc., Sr. Unsec’d. Notes	2.350%		08/02/21	18,000	18,070,038
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		09/26/18	10,245	10,407,578
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%		07/29/19	19,810	20,213,133
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	23,100	23,564,449
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	78,185	79,881,849
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,138,977
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	8,230	8,236,279
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%		10/29/21	18,996	19,542,591
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.375%		05/26/17	4,800	4,794,787
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	18,899	19,134,444
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	20,250	20,323,710
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%		12/10/20	5,000	5,065,485
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	25,000	25,332,000
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, MTN, 144A(d)	2.800%		03/10/21	22,760	23,573,147
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	24,700,327
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	26,505	25,927,218
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,998,132
Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	5,730	5,794,462
Fifth Third Bank, Sr. Unsec’d. Notes	2.300%		03/15/19	6,250	6,360,725
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	7,620	7,774,488
First Horizon National Corp., Sr. Unsec’d. Notes	3.500%		12/15/20	13,890	14,176,870
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	9,610	9,657,791
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(a)	12/31/49	9,925	10,061,469
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%		11/15/21	24,690	24,632,719
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	45,125	45,623,721
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	9,500	9,708,686
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		04/23/20	16,000	16,261,712
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	5,000	5,102,135
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.875%		02/25/21	38,750	39,743,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	2.900%		07/19/18	16,050	16,430,257
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	36,835	38,862,251
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	25,828,942

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	10,000	11,073,380
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%		02/15/19	25,727	29,078,328
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%		05/15/18	5,000	4,991,240
HSBC Bank USA NA, Sub. Notes	4.875%		08/24/20	12,865	13,965,922
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%		01/05/22	18,420	18,357,317
HSBC USA, Inc., Sr. Unsec’d. Notes(d)	2.625%		09/24/18	9,855	10,029,286
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(d)	2.600%		08/02/18	13,660	13,881,360
JPMorgan Chase & Co., Jr. Sub. Notes	5.000	%(a)	12/31/49	20,000	19,720,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	12/29/49	14,000	14,385,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.625%		05/15/18	11,184	11,207,319
JPMorgan Chase & Co., Sr. Unsec’d. Notes	1.800%		01/25/18	20,500	20,583,496
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	5,705	5,794,460
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	35,000	35,459,830
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.400%		06/07/21	29,670	30,004,915
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	15,090	15,369,889
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	40,000	42,260,600
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	65,200	72,632,865
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	16,433,702
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%		03/16/18	3,435	3,436,972
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%		05/14/18	20,260	20,319,868
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.000%		08/17/18	9,090	9,129,769
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.300%		11/27/18	5,850	5,913,613
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	7,494	7,704,934
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	27,718,873
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,360,611
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,767,601
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,246,589
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	17,375	17,433,032
Morgan Stanley, Jr. Sub. Notes(d)	5.550	%(a)	12/29/49	4,700	4,799,875
Morgan Stanley, Sr. Unsec’d. Notes(d)	1.875%		01/05/18	17,140	17,210,000
Morgan Stanley, Sr. Unsec’d. Notes	2.650%		01/27/20	19,700	20,130,701
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	25,800	26,467,394
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%		07/23/19	26,670	27,133,711
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.450%		02/01/19	9,430	9,599,919
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(d)	2.500%		04/21/21	28,660	29,018,336
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	14,765	16,371,639
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	25,000	26,787,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%		04/25/18	26,790	27,015,170
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.550%		04/27/17	14,875	15,218,360
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,088,810
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	11,493	11,970,638
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	18,115,303
PNC Bank NA, Sr. Unsec’d. Notes	2.200%		01/28/19	15,425	15,672,402
PNC Bank NA, Sr. Unsec’d. Notes	2.250%		07/02/19	9,850	10,039,218
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	12,785	12,786,573
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	21,590	21,753,760
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	2.375%		03/25/19	44,760	45,524,053
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.500%		01/18/18	10,270	10,261,034
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.800%		07/18/17	19,221	19,292,195
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	8,680	8,828,497
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	7,110	7,238,620
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	18,000,115

SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19	20,200	20,647,087
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875%		09/07/21	23,630	23,501,335
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	25,410	25,919,775
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	28,325	28,272,287
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%		09/24/20	13,750	14,085,816
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	17,472	18,259,987
Wells Fargo Bank NA, Sub. Notes	6.000%		11/15/17	12,525	13,166,167

					2,321,212,890

Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	77,630	80,106,087
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	22,385	23,627,569
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	10,000	11,170,900
Beam Suntory, Inc. (Japan), Gtd. Notes	1.875%		05/15/17	8,465	8,503,270
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%		11/26/18	25,500	25,939,059
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	6,325	6,334,133
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17	10,975	11,022,280
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%		01/15/17	30,990	31,082,908

					197,786,206

Biotechnology — 1.9%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%		08/19/21	22,640	22,506,424
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/15/17	26,975	27,131,482
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/01/20	23,895	24,258,443
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	24,700	25,158,852
Amgen, Inc., Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,471,732
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	12,910	13,407,719
Celgene Corp., Sr. Unsec’d. Notes	1.900%		08/15/17	5,555	5,584,886
Celgene Corp., Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,331,534
Celgene Corp., Sr. Unsec’d. Notes	2.875%		08/15/20	27,740	28,696,559
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%		09/01/23	9,365	9,464,269
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	2.550%		09/01/20	9,620	9,936,517

					189,948,417

Building Materials — 0.2%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,225	11,558,820
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.938	%(a)	06/30/17	13,885	13,918,630

					25,477,450

Chemicals — 2.8%
Ashland LLC, Gtd. Notes	3.875%		04/15/18	15,000	15,450,000
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,617,521
Celanese US Holdings LLC, Gtd. Notes	4.625%		11/15/22	8,900	9,755,468
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450%		05/01/20	16,040	16,189,974
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	24,913	27,259,904
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	17,592,690
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	4,460	4,491,876
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	29,600	30,362,111
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%		01/15/21	6,600	7,197,623
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	41,595	44,643,206
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	19,935	23,324,269

Rohm & Haas Co., Gtd. Notes	6.000%		09/15/17	4,739	4,938,138
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	13,325	13,335,194
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%		12/03/20	20,875	21,847,357
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%		02/15/21	20,500	21,422,500
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875%		06/11/19	7,933	9,078,573

					286,506,404

Commercial Services — 1.3%
Catholic Health Initiatives, Sec’d. Notes	1.600%		11/01/17	2,100	2,104,091
Catholic Health Initiatives, Unsec’d. Notes	2.600%		08/01/18	5,270	5,370,957
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,629,687
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,293,867
Ecolab, Inc., Sr. Unsec’d. Notes	3.000%		12/08/16	21,965	22,042,383
Equifax, Inc., Sr. Unsec’d. Notes	2.300%		06/01/21	10,330	10,437,814
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(b)(c)	2.350%		10/15/19	20,835	21,167,256
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $24,965,500; purchased 05/23/16)(c)	2.600%		12/01/21	25,000	25,481,750
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(b)(c)	2.750%		03/15/17	3,520	3,542,468
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(b)(c)	2.800%		11/01/18	2,050	2,096,541
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $6,716,280; purchased 05/10/16)(b)(c)	5.250%		10/01/20	6,000	6,740,034
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(b)(c)	6.375%		10/15/17	4,461	4,674,677
Total System Services, Inc., Sr. Unsec’d. Notes(d)	3.800%		04/01/21	11,178	11,861,624

					135,443,149

Computers — 2.0%
Apple, Inc., Sr. Unsec’d. Notes	2.250%		02/23/21	33,870	34,743,812
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21	23,785	25,065,466
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	41,740	42,928,338
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	7,860	8,214,643
EMC Corp., Sr. Unsec’d. Notes	1.875%		06/01/18	32,460	31,946,223
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	27,170	27,387,632
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	24,090	24,544,891
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	13,195	13,557,533

					208,388,538

Diversified Financial Services — 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	2.750%		05/15/17	4,850	4,868,188
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	7,310	7,465,337
Air Lease Corp., Sr. Unsec’d. Notes	5.625%		04/01/17	2,665	2,710,444
American Express Co., Sr. Unsec’d. Notes	1.401	%(a)	05/22/18	2,000	2,004,976
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	19,920	21,486,947
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	8,850	9,030,664
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,713,242
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	11,125	11,253,950
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	9,376,112
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18	3,950	4,017,099
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%		02/19/19	20,000	20,425,000

Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17	4,112	4,243,506
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20	8,342	8,567,976
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	16,644	17,039,295
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%		03/15/17	10,644	10,950,015
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250	%(f)	02/06/12	1,520	114,760
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.625	%(f)	01/24/13	1,000	75,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.000	%(f)	07/19/12	900	67,950
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17	500	507,500
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	9,565	9,660,650
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19	32,025	32,754,529
NYSE Holdings LLC, Gtd. Notes	2.000%		10/05/17	19,880	20,019,695
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17	7,025	7,039,113
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	26,850	27,166,266
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	17,625	17,845,894
Synchrony Financial, Sr. Unsec’d. Notes	3.000%		08/15/19	10,115	10,353,967

					262,758,575

Electric — 3.6%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%		12/15/17	19,295	19,331,390
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%		07/17/17	5,000	5,192,625
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	5,375	5,459,387
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	16,755	16,919,568
Dominion Resources, Inc., Jr. Sub. Notes	2.962%		07/01/19	2,810	2,884,201
Dominion Resources, Inc., Jr. Sub. Notes	4.104%		04/01/21	22,500	24,097,590
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.000%		08/15/21	13,955	13,921,703
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.750%		09/15/22	10,000	10,237,180
Duke Energy Corp., Sr. Unsec’d. Notes	1.800%		09/01/21	25,715	25,577,579
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	4,350	4,400,012
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.150%		06/15/19	1,750	1,769,141
Emera US Finance LP (Canada), Gtd. Notes, 144A	2.700%		06/15/21	32,535	33,294,920
Entergy Corp., Sr. Unsec’d. Notes	4.700%		01/15/17	7,460	7,506,819
Entergy Corp., Sr. Unsec’d. Notes	5.125%		09/15/20	11,128	12,348,808
Exelon Corp., Sr. Unsec’d. Notes	2.450%		04/15/21	4,940	5,038,637
Exelon Corp., Sr. Unsec’d. Notes(d)	2.850%		06/15/20	10,670	11,063,574
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%		01/15/20	26,996	27,824,372
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18	10,850	10,976,251
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	2.100%		10/04/21	13,335	13,286,181
Georgia Power Co., Sr. Unsec’d. Notes	2.400%		04/01/21	29,095	29,926,826
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%		09/15/17	7,040	7,334,012
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%		06/01/17	4,770	4,778,648
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.649%		09/01/18	14,030	14,085,433
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250%		09/15/21	5,290	5,616,255
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	18,060	18,411,104
PSEG Power LLC, Gtd. Notes	3.000%		06/15/21	11,030	11,349,153
Southern Co. (The), Sr. Unsec’d. Notes	2.450%		09/01/18	7,050	7,186,446
Southern Co. (The), Sr. Unsec’d. Notes	2.750%		06/15/20	12,818	13,221,447
TECO Finance, Inc., Gtd. Notes, MTN	6.572%		11/01/17	2,000	2,109,056

					365,148,318

Electronics — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18	5,425	5,515,635
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%		06/15/21	6,390	6,595,317
Fortive Corp., Gtd. Notes, 144A	2.350%		06/15/21	7,845	7,941,525
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750%		03/11/18	7,825	8,305,776
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%		08/01/19	3,455	3,503,104

					31,861,357

Food — 1.9%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,272,375
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,795,472
JM Smucker Co. (The), Gtd. Notes	1.750%	03/15/18	5,965	6,001,154
JM Smucker Co. (The), Gtd. Notes	2.500%	03/15/20	14,625	14,983,810
Kellogg Co., Sr. Unsec’d. Notes	1.750%	05/17/17	4,925	4,946,778
Kraft Heinz Foods Co., Gtd. Notes	2.250%	06/05/17	10,720	10,786,925
Kraft Heinz Foods Co., Gtd. Notes(d)	2.800%	07/02/20	38,045	39,427,023
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	11,431	12,403,584
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	10,246,194
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,199,687
Sysco Corp., Gtd. Notes	2.500%	07/15/21	16,520	16,874,040
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,924,878
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,441,649
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	24,125,633
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,638,306

				191,067,508

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	20,080	22,198,721
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	9,861,353

				32,060,074

Gas — 0.6%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	12,584,227
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	2.800%	11/15/20	9,700	10,035,979
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,451,430
Sempra Energy, Sr. Unsec’d. Notes	2.850%	11/15/20	22,900	23,713,774

				58,785,410

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	2.451%	11/17/18	22,195	22,676,299

Healthcare-Products — 1.9%
Becton Dickinson & Co., Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,507,434
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	17,730	18,309,948
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	6,575	6,776,379
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,727,069
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	58,610	60,619,854
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.800%	09/15/20	25,260	26,038,084
Stryker Corp., Sr. Unsec’d. Notes	2.625%	03/15/21	17,460	17,997,855
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,068,085
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	13,075	13,162,380
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,771,931
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	13,499	13,964,311

				192,943,330

Healthcare-Services — 2.9%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	3,000,300
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,692,708
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,280,054
Aetna, Inc., Sr. Unsec’d. Notes	2.400%	06/15/21	36,790	37,215,991
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,393,230
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	23,940	24,248,132
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	9,875	10,004,264
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	14,150	15,159,801
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	1,416	1,614,628
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	19,584,890
Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	9,162,069

Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,232,583
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,882,315
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,235,942
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,708,778
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(d)	4.625%	11/15/20	3,730	4,100,501
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	30,000	30,356,160
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	8,841,411
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	14,800	15,377,792
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	16,021,891

				293,113,440

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(d)	3.625%	02/15/18	11,000	11,247,500
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	5,143	5,400,150
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	8,050	8,341,812

				24,989,462

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	13,000,496

Housewares 0.7%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,139,396
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	6,305	6,446,484
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	34,655	35,578,729
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	11,575	12,059,564
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	10,895	11,698,801

				72,922,974

Insurance — 3.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	500	547,863
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	29,190	29,726,133
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	15,095	15,837,659
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	6,075	6,765,126
Axis Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	9,160	9,257,884
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.200%	03/15/21	20,600	21,189,592
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	24,800	25,444,825
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,004	11,144,776
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	15,928,125
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	5,974,464
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,171,924
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,360,261
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19	50,000	50,968,250
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,907,986
Principal Financial Group, Inc., Gtd. Notes	1.850%	11/15/17	10,345	10,402,363
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	1.500%	04/18/19	3,570	3,565,634
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,639,900
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14-02/12/15)(b)(c)	2.950%	11/01/19	23,585	24,301,748
Unum Group, Sr. Unsec’d. Notes	3.000%	05/15/21	6,145	6,282,937

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	16,075	17,634,002
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	642	706,734
W.R. Berkley Corp., Sr. Unsec’d. Notes	7.375%	09/15/19	3,960	4,520,669
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	9,251	9,360,948

				330,639,803

Iron/Steel — 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850%	06/01/18	11,000	11,755,040

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,946,710

Lodging — 1.3%
Marriott International, Inc., Sr. Unsec’d. Notes	2.300%	01/15/22	36,420	36,727,203
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	26,070,624
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,408,878
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	9,713,527
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,243,684
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	11,732,359
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,689,578
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	29,703,126

				129,288,979

Machinery-Construction & Mining
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700%	06/16/18	500	503,600

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC, Gtd. Notes(d)	3.250%	02/01/17	13,125	13,174,219
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,809,063

				19,983,282

Media — 2.9%
21st Century Fox America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,201,226
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	30,525,115
CBS Corp., Gtd. Notes	1.950%	07/01/17	7,702	7,731,437
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	6.625%	01/31/22	4,750	4,975,625
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.464%	07/23/22	49,305	53,203,152
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	4,698	5,062,095
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	10,000	10,275,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	23,725	24,067,399
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	5,355	5,958,466
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%	06/15/20	500	512,189
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	30,770	32,113,295
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	4,900	4,982,242
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	10,000	10,553,340
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	8,704,437
Time Warner Cable LLC, Sr. Sec’d. Notes	5.850%	05/01/17	6,068	6,219,518
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	07/01/18	9,162	9,955,072
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	9,759	11,237,147
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	10,135	11,688,280
Time Warner, Inc., Sr. Unsec’d. Notes	2.100%	06/01/19	24,000	24,360,048
Viacom, Inc., Sr. Unsec’d. Notes	2.250%	02/04/22	12,500	12,440,000
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	12/15/16	9,025	9,047,003
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	09/01/18	6,290	6,358,567

				298,170,653

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	6,500	7,120,145

BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(d)	6.250	%(a)	10/19/75	7,870	8,519,275

					15,639,420

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%		04/15/19	7,150	6,953,375
Crane Co., Sr. Unsec’d. Notes	2.750%		12/15/18	9,500	9,684,832
Eaton Corp., Gtd. Notes	1.500%		11/02/17	12,250	12,280,429
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	2,864	3,236,140
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%		01/15/19	3,715	3,818,266
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	4,000	4,080,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17	4,100	4,109,479
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150%		09/15/22	4,440	4,437,358

					48,599,879

Office/Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17	2,010	2,021,901

Oil & Gas — 2.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(d)	4.850%		03/15/21	23,965	25,726,859
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%		05/10/18	15,300	15,297,246
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.112%		09/16/21	53,285	53,594,692
Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes(d)	3.450%		11/15/21	11,400	11,733,883
ConocoPhillips Co., Gtd. Notes(d)	4.200%		03/15/21	11,590	12,544,460
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%		07/15/21	4,691	4,894,561
EOG Resources, Inc., Sr. Unsec’d. Notes	4.400%		06/01/20	5,250	5,681,592
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.222%		03/01/21	40,925	41,818,393
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%		12/15/19	11,541	13,339,896
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18	15,755	16,399,285
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21	4,487	4,771,063
Noble Energy, Inc., Sr. Unsec’d. Notes	8.250%		03/01/19	4,527	5,179,087
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(d)	2.500%		03/15/17	3,095	3,064,050
Phillips 66, Gtd. Notes	2.950%		05/01/17	6,430	6,487,870
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%		03/15/17	5,250	5,370,225
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	19,140	20,561,145
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.100%		06/01/18	12,218	13,123,696
Transocean, Inc., Gtd. Notes	3.750%		10/15/17	9,600	9,648,000
Transocean, Inc., Gtd. Notes(d)	6.800%		12/15/16	3,375	3,390,829

					272,626,832

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%		12/01/17	5,360	5,337,440
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%		12/21/18	12,920	13,161,242
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%		12/21/20	10,125	10,557,682

					29,056,364

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.375%		12/15/20	1,940	2,070,950
WestRock RKT Co., Gtd. Notes	3.500%		03/01/20	13,815	14,425,816
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19	12,675	13,423,624

					29,920,390

Pharmaceuticals — 6.3%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%		11/06/17	39,375	39,504,347
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%		11/06/18	15,000	15,153,630
AbbVie, Inc., Sr. Unsec’d. Notes	2.300%		05/14/21	20,430	20,607,435

AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	61,995	63,202,291
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	6,530	6,677,780
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20	73,525	75,915,665
Actavis Funding SCS, Gtd. Notes	3.450%	03/15/22	6,180	6,487,999
Actavis, Inc., Gtd. Notes	1.875%	10/01/17	18,710	18,774,549
Baxalta, Inc., Gtd. Notes	2.875%	06/23/20	35,210	36,107,609
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,209,449
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,487,062
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,090,153
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	25,000	25,357,450
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	10,000	10,534,220
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	25,237,794
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000%	11/15/20	17,255	17,971,307
Medco Health Solutions, Inc., Gtd. Notes	4.125%	09/15/20	2,000	2,156,088
Mylan, Inc., Gtd. Notes	2.550%	03/28/19	3,195	3,235,554
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	7,966,266
Mylan NV, Gtd. Notes, 144A	2.500%	06/07/19	13,010	13,125,542
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18	4,090	4,180,172
Mylan NV, Gtd. Notes, 144A	3.150%	06/15/21	18,210	18,551,875
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	8,378,649
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	17,540	17,531,002
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	57,645	57,717,575
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.400%	11/10/16	18,420	18,444,849
Teva Pharmaceuticals Finance Netherlands III BV (Israel), Gtd. Notes	2.200%	07/21/21	66,780	66,528,173
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,683,590
Zoetis, Inc., Sr. Unsec’d. Notes	3.450%	11/13/20	15,455	16,155,405

				639,973,480

Pipelines — 1.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,666,094
Columbia Pipeline Group, Inc., Gtd. Notes	2.450%	06/01/18	8,745	8,797,068
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	10,000	10,250,000
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17	8,990	8,945,050
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,446,000
Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400%	05/15/19	6,545	6,411,253
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	8,305	8,308,015
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	14,680	14,943,697
Enterprise Products Operating LLC, Gtd. Notes	2.850%	04/15/21	17,180	17,689,198
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,653,790
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	8,300	8,369,737
Kinder Morgan Energy Partners LP, Gtd. Notes	6.000%	02/01/17	4,900	4,970,834
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	5,000	5,613,415
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	3,994,441
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	13,040,450
ONEOK Partners LP, Gtd. Notes(d)	3.200%	09/15/18	9,185	9,358,863
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,560,823
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	20,415	20,784,389
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	7,142	7,147,349
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	4,559	4,718,333
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	2,392	2,486,120
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	12,042	13,036,428
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,018,284

				187,209,631

Real Estate Investment Trusts (REITs) — 2.7%
Avalonbay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950%	09/15/22	10,258	10,525,713

Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	33,867	37,778,638
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	6,235	6,497,849
Digital Realty Trust LP, Gtd. Notes	5.875%	02/01/20	15,697	17,436,212
Equity Commonwealth, Sr. Unsec’d. Notes	6.650%	01/15/18	2,160	2,234,475
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,602,346
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,224,955
Highwoods Realty LP, Sr. Unsec’d. Notes	5.850%	03/15/17	19,615	19,967,501
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,522,528
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,405,646
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,852,315
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	4,585	5,212,664
Regency Centers LP, Gtd. Notes	6.000%	06/15/20	1,865	2,125,309
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	9,232,223
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	10,594	10,656,897
Simon Property Group LP, Sr. Unsec’d. Notes	2.200%	02/01/19	12,200	12,435,387
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,687,143
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,083,274
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	14,009,570
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,930,606
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	5,400	5,536,156
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20	13,485	14,049,388
Welltower, Inc., Sr. Unsec’d. Notes	5.250%	01/15/22	20,485	23,215,876
Weyerhaeuser Co., Sr. Unsec’d. Notes(d)	7.375%	10/01/19	7,607	8,745,357

				270,968,028

Retail — 2.3%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,426,495
CVS Health Corp., Sr. Unsec’d. Notes	2.125%	06/01/21	5,000	5,050,750
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	24,250	24,686,573
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,732,641
CVS Health Corp., Sr. Unsec’d. Notes	2.800%	07/20/20	59,833	61,990,219
CVS Health Corp., Sr. Unsec’d. Notes	4.750%	12/01/22	7,796	8,842,021
Dollar General Corp., Sr. Unsec’d. Notes(d)	1.875%	04/15/18	26,920	27,077,536
Home Depot Inc. (The), Sr. Unsec’d. Notes	2.000%	04/01/21	16,275	16,547,134
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	8,910,887
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	1.750%	11/17/17	5,755	5,786,491
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.600%	06/01/21	33,590	34,374,965
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,582,618

				232,008,330

Semiconductors — 0.7%
KLA-Tencor Corp., Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,367,679
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,641,739
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	14,035,900
Nvidia Corp., Sr. Unsec’d. Notes	2.200%	09/16/21	34,535	34,640,159
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	8,825	9,078,719
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	10,000	10,475,000

				74,239,196

Software — 1.9%
Activision Blizzard, Inc., Gtd. Notes, 144A	2.300%	09/15/21	25,940	26,007,729
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	8,015,048

Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	11,115	11,809,976
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,090,694
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,564,163
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	15,425	15,514,311
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	7,180	7,368,540
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	13,570	14,393,305
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,683,214
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	4,537	4,629,278
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	65,460	65,626,072
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	17,340	17,779,361

				196,481,691

Telecommunications — 5.4%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,527,996
AT&T, Inc., Sr. Unsec’d. Notes	1.600%	02/15/17	34,100	34,159,232
AT&T, Inc., Sr. Unsec’d. Notes	1.700%	06/01/17	3,000	3,009,000
AT&T, Inc., Sr. Unsec’d. Notes	1.750%	01/15/18	14,900	14,973,904
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	03/15/17	14,850	14,936,650
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	77,815	79,252,632
AT&T, Inc., Sr. Unsec’d. Notes	2.800%	02/17/21	18,850	19,395,632
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	7,185	7,386,956
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21	4,700	5,156,112
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,929,370
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	35,794,622
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17	10,450	10,659,000
Cisco Systems, Inc., Sr. Unsec’d. Notes	1.850%	09/20/21	15,265	15,356,621
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200%	02/28/21	9,990	10,221,578
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,502,104
Nippon Telegraph & Telephone Corp. (Japan), Sr. Sec’d. Notes	1.400%	07/18/17	8,720	8,736,411
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,697,985
Orange SA (France), Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,335,012
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17	8,500	8,754,992
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,377,320
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	8,700	9,648,222
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.100%	11/01/17	13,100	13,080,363
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	76,469	78,641,484
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	40,000	43,894,720
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.250%	09/26/17	19,270	19,222,403
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,784,402

				553,434,723

Toys, Games & Hobbies
Mattel, Inc., Sr. Unsec’d. Notes	2.500%	11/01/16	4,000	4,003,824

Transportation — 0.5%
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	12,401,732
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	17,176,506
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	2,881	2,893,603

Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,083,476
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	7,631,515
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	5,400	5,919,777

				53,106,609

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $11,247,422; purchased 06/12/14-09/26/16)(b)(c)	2.500%	06/15/19	11,175	11,338,680
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $17,698,742; purchased 07/16/15)(b)(c)	3.200%	07/15/20	17,770	18,388,396
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $198,826; purchased 02/02/16)(b)(c)	3.300%	04/01/21	200	207,952

				29,935,028

TOTAL CORPORATE BONDS (cost $8,983,676,531)				9,122,311,721

FOREIGN AGENCIES — 0.9%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,460,022
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19	12,900	13,083,296
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350%	10/13/20	12,350	12,594,444
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	9,647,810
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,111,381

TOTAL FOREIGN AGENCIES (cost $89,038,104)				89,896,953

SOVEREIGN BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN (cost $8,178,088)	5.950%	03/19/19	7,556	8,379,604

			Shares
PREFERRED STOCK
Banks
Citigroup Capital XIII, 7.122% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)			132,000	3,476,880

TOTAL LONG-TERM INVESTMENTS (cost $10,066,297,536)				10,212,351,732

SHORT-TERM INVESTMENTS — 1.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $90,737,208)(g)	90,737,208	90,737,208
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $81,650,743)(g)(h)	81,650,743	81,650,743

TOTAL SHORT-TERM INVESTMENTS (cost $172,387,951)		172,387,951

TOTAL INVESTMENTS — 101.6% (cost $10,238,685,487)(i)		10,384,739,683
Liabilities in excess of other assets(j) — (1.6)%		(165,758,749)

NET ASSETS — 100.0%		$10,218,980,934

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $61,925,557 and 0.6% of net assets.
#	Principal and notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $126,553,370. The aggregate value, $128,269,132, is approximately 1.3% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,879,607; cash collateral of $81,611,369 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(f)	Security is post-maturity.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2—Prudential Institutional Money Market Fund.
(h)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.
(i)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$10,385,437,740

Appreciation	139,978,667
Depreciation	(140,676,724)

Net Unrealized Depreciation	$(698,057)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
4,211	2 Year U.S. Treasury Notes	Dec. 2016	$919,407,423	$919,971,906	$564,483
218	10 Year U.S. Treasury Notes	Dec. 2016	28,518,685	28,585,250	66,565

					631,048

	Short Position:
2,182	5 Year U.S. Treasury Notes	Dec. 2016	264,801,498	265,147,094	(345,596)

					$285,452

Cash of $1,660,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at September 30, 2016.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2016(2)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swap on corporate issues—Sell Protection(1):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.156%	$64,451	$(359,547)	$423,998	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$497,076,735	$59,985,000
Bank Loan	—	19,864,280	—

Commercial Mortgage-Backed Securities	—	411,360,559	—
Corporate Bonds	—	9,120,371,164	1,940,557
Foreign Agencies	—	89,896,953	—
Sovereign Bond	—	8,379,604	—
Preferred Stock	3,476,880	—	—
Affiliated Mutual Funds	172,387,951	—	—
Other Financial Instruments*
Futures Contracts	285,452	—	—
Credit Default Swap Agreement	—	64,451	—

Total	$176,150,283	$10,147,013,746	$61,925,557

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Credit Contracts	$64,451
Interest Rate Contracts	285,452

Total	$349,903

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 18, 2016

*	Print the name and title of each signing officer under his or her signature.